UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Quarter Ended:       March 31, 2008

Check here if Amendment [   ]; Amendment Number:
                                                --------------

This Amendment (Check only one.):    [   ] is a restatement.
                                     [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       New Star Asset Management Group PLC
            ---------------------------------------------------
Address:    1 Knightsbridge Green
            ---------------------------------------------------
            London, England
            ---------------------------------------------------
            SW1X 7NE
            ---------------------------------------------------

Form 13F File No: 28-11008
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   Rupert Ruvigny
        -------------------------------------------------------
Title:  Chief Compliance Officer
        -------------------------------------------------------
Phone:  +44(0)20 7225 9200
        -------------------------------------------------------
Signature, Place, and Date of Signing:

/s/ Rupert Ruvigny          London, England                May 10, 2008
----------------------------------------------------------------------------
      (Signature)             City/Country                   (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                       2

Form 13F Information Table Entry Total:                150

Form 13F Information Table Value Total           $1,067,804
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. New Star Asset Management Ltd. (28-11009)
2. New Star Institutional Managers Ltd. (28-11235)

                                             NEW STAR ASSET MANAGEMENT GROUP PLC
                                                FORM 13F INFORMATION TABLE
                                                      MARCH 31, 2008


                                                            VALUE X             INVESTMENT  OTHER
       NAME OF ISSUER          TITLE OF CLASS     CUSIP      $1000     SHARES   DISCRETION MANAGERS VOTING AUTHORITY
      ---------------         ---------------    -------   --------   --------  ---------- -------- -----------------
                                                                                                     SOLE SHARED NONE
3M CO                        COM                88579Y101   2,166.177    27,368  Defined          2            27,368
ACCENTURE LTD BERMUDA        CL A               G1150G111   8,744.669   248,640  Defined          1           248,640
ACTIVISION INC NEW           COM NEW              4930202   9,979.347   365,410  Defined          1           365,410
ADOBE SYS INC                COM                00724F101   2,847.200    80,000  Defined        1,2            80,000
ADVANCED MICRO DEVICES INC   COM                  7903107   5,566.474   945,072  Defined          1           945,072
AFFILIATED COMPUTER SERVICES CL A                 8190100   6,271.467   125,154  Defined          1           125,154
ALCOA INC                    COM                 13817101   9,935.215   275,519  Defined        1,2           275,519
ALLERGAN INC                 COM                 18490102   5,875.500   104,194  Defined        1,2           104,194
ALLIANZ SE                   SP ADR 1/10 SH      18805101     449.775    22,877  Defined          2            22,877
ALTRIA GROUP INC             COM                02209S103     798.734    35,979  Defined        1,2            35,979
AMBAC FINL GROUP INC         COM                 23139108   1,183.390   205,807  Defined        1,2           205,807
AMERICA MOVIL SAB DE CV      SPON ADR L SHS     02364W105  13,690.802   214,960  Defined        1,2           214,960
AMERICAN INTL GROUP INC      COM                 26874107   8,652.379   200,055  Defined        1,2           200,055
AMGEN INC                    COM                 31162100   8,784.133   210,247  Defined        1,2           210,247
AMKOR TECHNOLOGY INC         COM                 31652100   5,755.584   537,905  Defined          1           537,905
ANADARKO PETE CORP           COM                 32511107   2,498.509    39,640  Defined        1,2            39,640
ANALOG DEVICES INC           COM                 32654105   7,059.442   239,141  Defined          1           239,141
APPLE INC                    COM                 37833100   2,367.750    16,500  Defined          2            16,500
APPLIED MATLS INC            COM                 38222105   4,266.564   218,686  Defined          1           218,686
ARCHER DANIELS MIDLAND CO    COM                 39483102   2,557.312    62,131  Defined          2            62,131
ARROW ELECTRS INC            COM                 42735100   6,906.158   205,235  Defined          1           205,235
ARVINMERITOR INC             COM                 43353101   3,402.120   271,952  Defined        1,2           271,952
ASML HOLDING N V             NY REG SHS         N07059186     329.849    13,295  Defined          2            13,295
AT&T INC                     COM                00206R102   8,106.541   211,659  Defined        1,2           211,659
AUTOLIV INC                  COM                 52800109   7,281.058   145,041  Defined        1,2           145,041
BANCO BRADESCO S A           SP ADR PFD NEW      59460303   5,825.436   209,850  Defined        1,2           209,850
BANCO ITAU HLDG FINANCIERA S SP ADR 500 PFD      59602201   1,958.726    86,060  Defined        1,2            86,060
BANCO SANTANDER CHILE NEW    SP ADR REP COM     05965X109     608.306    11,640  Defined        1,2            11,640
BANK MONTREAL QUE            COM                 63671101  19,811.501   442,385  Defined          2           442,385
BANK OF AMERICA CORPORATION  COM                 60505104  10,454.751   275,778  Defined        1,2           275,778
BEARINGPOINT INC             COM                 74002106   4,612.238 2,745,380  Defined        1,2         2,745,380
BJ SVCS CO                   COM                 55482103  11,519.950   404,067  Defined        1,2           404,067
BROADCOM CORP                CL A               111320107   4,171.319   216,467  Defined        1,2           216,467
BROOKS AUTOMATION INC        COM                114340102   4,534.273   466,489  Defined          1           466,489
BRUNSWICK CORP               COM                117043109   3,103.674   194,344  Defined        1,2           194,344
CAPITAL ONE FINL CORP        COM                14040H105   9,512.216   193,259  Defined        1,2           193,259
CARNIVAL CORP                PAIRED CTF         143658300   4,276.145   105,636  Defined          2           105,636
CHEVRON CORP NEW             COM                166764100   7,012.131    82,147  Defined        1,2            82,147
CHINA MOBILE LIMITED         SPONSORED ADR      16941M109   3,743.922    49,912  Defined          2            49,912
CHUNGHWA TELECOM CO LTD      SPON ADR NEW ADDED 17133Q304  16,603.674   638,112  Defined        1,2           638,112
CISCO SYS INC                COM                17275R102  12,796.632   531,201  Defined        1,2           531,201
CITIGROUP INC                COM                172967101   9,648.896   450,462  Defined        1,2           450,462
CNOOC LTD                    SPONSORED ADR      126132109   3,937.789    26,826  Defined        1,2            26,826
COCA COLA CO                 COM                191216100   2,142.502    35,198  Defined        1,2            35,198
COMCAST CORP NEW             CL A               20030N101   3,850.014   199,070  Defined        1,2           199,070
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD       20441W203   1,351.590    17,890  Defined        1,2            17,890
COMPANHIA VALE DO RIO DOCE   SPON ADR PFD       204412100  22,628.562   776,280  Defined        1,2           776,280
CONSECO INC                  COM NEW            208464883   4,138.233   405,709  Defined        1,2           405,709
COOPER COS INC               COM NEW            216648402   9,250.652   268,680  Defined        1,2           268,680
CORNING INC                  COM                219350105   9,547.318   397,143  Defined          1           397,143
COUNTRYWIDE FINANCIAL CORP   COM                222372104     678.838   123,425  Defined        1,2           123,425
DANAHER CORP DEL             COM                235851102   6,367.815    83,753  Defined        1,2            83,753
DAVITA INC                   COM                23918K108   4,000.473    83,762  Defined        1,2            83,762
DELL INC                     COM                24702R101   3,766.494   189,081  Defined        1,2           189,081
DEUTSCHE TELEKOM AG          SPONSORED ADR      251566105     395.682    23,865  Defined          2            23,865
DOW CHEM CO                  COM                260543103   2,105.941    57,149  Defined          2            57,149
DUKE ENERGY CORP NEW         COM                26441C105   2,133.146   119,504  Defined          2           119,504
E TRADE FINANCIAL CORP       COM                269246104   7,020.870 1,818,878  Defined        1,2         1,818,878
ENERSIS S A                  SPONSORED ADR      29274F104     869.856    49,200  Defined        1,2            49,200
ENOVA SYSTEMS INC            COM NEW            29355M200   3,188.176   746,100  Defined          1           746,100
ESTERLINE TECHNOLOGIES CORP  COM                297425100   9,145.328   181,562  Defined        1,2           181,562
EXELON CORP                  COM                30161N101   2,175.598    26,770  Defined          2            26,770
EXXON MOBIL CORP             COM                30231G102  13,653.834   161,431  Defined        1,2           161,431
FAIRCHILD SEMICONDUCTOR INTL COM                303726103   6,128.251   514,115  Defined          1           514,115
FEDERAL NATL MTG ASSN        COM                313586109     539.165    20,485  Defined          2            20,485
FEDEX CORP                   COM                31428X106   2,292.100    24,734  Defined          2            24,734
FIRST SOLAR INC              COM                336433107   6,277.300    27,158  Defined          1            27,158
FOMENTO ECONOMICO MEXICANOS  SPON ADR UNITS     344419106     651.350    15,590  Defined          2            15,590
GENERAL ELECTRIC CO          COM                369604103   8,671.739   234,308  Defined        1,2           234,308
GENERAL MTRS CORP            COM                370442105   5,883.631   308,852  Defined        1,2           308,852
GENZYME CORP                 COM                372917104   6,387.556    85,693  Defined          1            85,693
GERDAU S A                   SPONSORED ADR      373737105   1,216.075    39,780  Defined        1,2            39,780
GILEAD SCIENCES INC          COM                375558103  10,377.627   201,390  Defined          1           201,390
GLAXOSMITHKLINE PLC          SPONSORED ADR      37733W105   2,154.511    50,778  Defined          2            50,778
GOLDMAN SACHS GROUP INC      COM                38141G104   7,042.306    42,580  Defined        1,2            42,580
GOOGLE INC                   CL A               38259P508   8,507.238    19,314  Defined        1,2            19,314
GRUPO TELEVISA SA DE CV      SP ADR REP ORD     40049J206     759.439    31,330  Defined        1,2            31,330
HESS CORP                    COM                42809H107   5,224.400    59,247  Defined        1,2            59,247
HEWLETT PACKARD CO           COM                428236103  13,696.676   299,971  Defined        1,2           299,971
HOME DEPOT INC               COM                437076102   9,413.331   336,551  Defined        1,2           336,551
ICICI BK LTD                 ADR                45104G104     545.735    14,290  Defined        1,2            14,290
IHS INC                      CL A               451734107   7,466.391   116,100  Defined          1           116,100
INTEGRATED DEVICE TECHNOLOGY COM                458118106   6,886.843   771,203  Defined          1           771,203
INTEL CORP                   COM                458140100   6,377.789   301,123  Defined        1,2           301,123
INTERNATIONAL BUSINESS MACHS COM                459200101  11,325.746    98,365  Defined        1,2            98,365
INTERNATIONAL RECTIFIER CORP COM                460254105   5,822.673   270,822  Defined          1           270,822
INVESCO LTD                  SHS                G491BT108   3,878.185   159,203  Defined          2           159,203
ISHARES INC                  MSCI BRAZIL        464286400 103,632.975 1,340,226  Defined        1,2         1,340,226
ISHARES TR                   DJ HOME CONSTN     464288752   3,111.697   156,053  Defined        1,2           156,053
JOHNSON & JOHNSON            COM                478160104   9,133.154   140,791  Defined        1,2           140,791
JP MORGAN CHASE & CO         COM                46625H100  10,324.836   240,392  Defined        1,2           240,392
KB HOME                      COM                48666K109   5,258.809   212,648  Defined        1,2           212,648
KOREA FD                     COM                500634100   3,562.798   159,338  Defined          2           159,338
LABORATORY CORP AMER HLDGS   COM NEW            50540R409   5,909.873    80,210  Defined          1            80,210
LENNAR CORP                  CL A               526057104   1,035.904    55,072  Defined        1,2            55,072
LEXMARK INTL NEW             CL A               529771107   7,207.112   234,606  Defined        1,2           234,606
LILLY ELI & CO               COM                532457108   1,354.341    26,252  Defined        1,2            26,252
LSI CORPORATION              COM                502161102   5,677.190 1,146,907  Defined          1         1,146,907
MARATHON OIL CORP            COM                565849106  10,912.810   239,316  Defined        1,2           239,316
MERRILL LYNCH & CO INC       COM                590188108  12,502.291   306,880  Defined        1,2           306,880
METTLER TOLEDO INTERNATIONAL COM                592688105   5,935.586    61,116  Defined          1            61,116
MICROSOFT CORP               COM                594918104  10,582.420   372,883  Defined        1,2           372,883
MITSUBISHI UFJ FINL GROUP IN SPONSORED ADR      606822104     346.921    39,875  Defined          2            39,875
MOTOROLA INC                 COM                620076109   3,745.408   402,732  Defined        1,2           402,732
NOKIA CORP                   SPONSORED ADR      654902204     503.871    15,830  Defined          2            15,830
NOMURA HLDGS INC             SPONSORED ADR      65535H208     364.958    24,282  Defined          2            24,282
NORFOLK SOUTHERN CORP        COM                655844108   7,979.858   146,904  Defined        1,2           146,904
OCEAN PWR TECHNOLOGIES INC   COM NEW            674870308     235.600    18,816  Defined        1,2            18,816
ORACLE CORP                  COM                68389X105   6,020.059   307,774  Defined        1,2           307,774
PEPSICO INC                  COM                713448108   2,156.181    29,864  Defined          2            29,864
PETRO-CDA                    COM                71644E102  33,326.501   764,639  Defined        1,2           764,639
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG     71654V101  15,003.680   177,160  Defined        1,2           177,160
PFIZER INC                   COM                717081103   9,480.746   452,974  Defined        1,2           452,974
PROCTER & GAMBLE CO          COM                742718109   9,262.904   132,195  Defined        1,2           132,195
PROSHARES TR                 ULTRA FINL PRO     74347R743   3,343.976   112,026  Defined          1           112,026
QUALCOMM INC                 COM                747525103  10,761.803   262,483  Defined        1,2           262,483
RESEARCH IN MOTION LTD       COM                760975102   7,285.972    64,920  Defined          1            64,920
RISKMETRICS GROUP INC        COM ADDED          767735103   3,141.047   162,328  Defined          1           162,328
SAIC INC                     COM                78390X101   4,833.400   260,000  Defined          1           260,000
SEAGATE TECHNOLOGY           SHS                G7945J104   4,540.504   216,834  Defined        1,2           216,834
SENOMYX INC                  COM                81724Q107   3,299.947   559,313  Defined        1,2           559,313
SILICON LABORATORIES INC     COM                826919102   6,584.700   208,773  Defined          1           208,773
SKYWORKS SOLUTIONS INC       COM                83088M102   5,868.976   806,178  Defined          1           806,178
SPRINT NEXTEL CORP           COM SER 1          852061100   2,239.912   334,815  Defined        1,2           334,815
SUNCOR ENERGY INC            COM                867229106  24,042.169   248,649  Defined          2           248,649
SUPERVALU INC                COM                868536103   2,411.261    80,429  Defined        1,2            80,429
TAIWAN FD INC                COM                874036106   5,509.580   296,214  Defined          2           296,214
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR      874039100  70,306.037 6,845,767  Defined        1,2         6,845,767
TELEFONOS DE MEXICO S A B    SPON ADR ORD L     879403780   1,372.400    36,500  Defined        1,2            36,500
TEVA PHARMACEUTICAL INDS LTD ADR                881624209   6,600.320   142,895  Defined        1,2           142,895
TEXAS INSTRS INC             COM                882508104  12,777.786   451,991  Defined        1,2           451,991
THERMO FISHER SCIENTIFIC INC COM                883556102   5,764.997   101,425  Defined          1           101,425
TIME WARNER INC              COM                887317105   4,828.404   344,394  Defined        1,2           344,394
TRANSOCEAN INC NEW           SHS                G90073100   1,530.194    11,318  Defined          1            11,318
TRINITY INDS INC             COM                896522109   4,384.831   164,534  Defined        1,2           164,534
TYCO ELECTRONICS LTD         COM NEW            G9144P105   5,557.026   161,918  Defined          1           161,918
UNITED TECHNOLOGIES CORP     COM                913017109   2,105.823    30,599  Defined          2            30,599
UNITEDHEALTH GROUP INC       COM                91324P102   2,473.748    71,995  Defined        1,2            71,995
UNUM GROUP                   COM                91529Y106   2,734.390   124,234  Defined        1,2           124,234
US BANCORP DEL               COM NEW            902973304   3,116.430    96,305  Defined          1            96,305
VARIAN SEMICONDUCTOR EQUIPMN COM                922207105   4,974.499   176,714  Defined          1           176,714
VERIZON COMMUNICATIONS INC   COM                92343V104   1,909.834    52,396  Defined        1,2            52,396
WACHOVIA CORP NEW            COM                929903102   4,330.989   160,407  Defined        1,2           160,407
WAL MART STORES INC          COM                931142103   5,129.715    97,375  Defined        1,2            97,375
WEYERHAEUSER CO              COM                962166104  10,294.791   158,284  Defined        1,2           158,284
WYETH                        COM                983024100   4,276.558   102,408  Defined        1,2           102,408
XEROX CORP                   COM                984121103   5,823.510   389,012  Defined          1           389,012
XILINX INC                   COM                983919101   6,357.068   267,666  Defined          1           267,666
XYRATEX LTD                  COM                G98268108  11,603.807   646,812  Defined        1,2           646,812
YAHOO INC                    COM                984332106   5,574.088   192,675  Defined          1           192,675